Right-of-use Assets and Lease Liabilities - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 195,549	$ 179,227
Additions	45,455	43,231
Remeasurements	4,749	15,243
Depreciation charge for the year	(38,329)	(34,031)	$ (27,272)
Impairment charge for the year	(11,521)		(0)
Foreign exchange	(9,503)	(8,121)
Transfers	1,240
Ending balance	187,640	195,549	179,227
Property, plant and equipment [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	195,089	178,738
Additions	44,788	42,931
Remeasurements	4,631	15,242
Depreciation charge for the year	(38,014)	(33,727)
Impairment charge for the year	(11,521)		0
Foreign exchange	(9,493)	(8,095)
Transfers	1,240
Ending balance	186,720	195,089	178,738
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	460	489
Additions	667	300
Remeasurements	118	1
Depreciation charge for the year	(315)	(304)
Impairment charge for the year	0		0
Foreign exchange	(10)	(26)
Transfers	0
Ending balance	$ 920	$ 460	$ 489